Expense Example - FidelityHealthyFutureFund-RetailPRO - FidelityHealthyFutureFund-RetailPRO - Fidelity Healthy Future Fund - Fidelity Healthy Future Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 107
3 years	1,726
5 years	3,482
10 years	$ 7,240